S000073535 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nuveen Growth Opportunities ETF | Nuveen Growth Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	14.53%	36.07%	45.87%	(33.06%)